Employee Benefit Expenses (Including Directors' Emoluments) - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of employee benefits [Line Items]
Services received, related party transactions	$ 18	$ 21	$ 13
Parent [member]
Disclosure of employee benefits [Line Items]
Services received, related party transactions	16	16	10
Parent [member] | Robert Glen Goldstein [Member]
Disclosure of employee benefits [Line Items]
Services received, related party transactions	$ 3	$ 1	$ 1